Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	¥ 147,639	$ 21,473	¥ 147,639
Increase in goodwill related to acquisitions during the year	11,770	1,712	0
Accumulated impairment loss	0	0	0
Balance at the end of year	¥ 159,409	$ 23,185	¥ 147,639